SEGMENTED INFORMATION	12 Months Ended
Jan. 31, 2022
SEGMENTED INFORMATION

15. SEGMENTED INFORMATION

The Company has one operating segment, the exploration of mineral properties, and two geographical segments with all current exploration activities being conducted in Chile. All of the Company’s equipment and exploration and evaluation assets are located in Chile as follows:

	Year ended January 31,
	2022	2021
		(restated)*
Equipment	$22,637	$33,882
Exploration and evaluation assets	821,773	900,463
	$844,410	$934,345